Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
ECOVYST 401(K) SAVINGS PLAN
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

EIN 86-2551862, Plan Number 003

			December 31, 2025
(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current Value
*	The Vanguard Group	Vanguard Institutional Index Fund Inst'l Shares	a	$33,031,544
*	The Vanguard Group	Vanguard PRIMECAP Fund Admiral Shares	a	32,067,409
*	The Vanguard Group	Vanguard Target Retirement 2030 Fund	a	16,827,078
*	The Vanguard Group	Vanguard Total Bond Market Index Fund: Inst'l Shr	a	15,922,855
*	The Vanguard Group	Vanguard Target Retirement 2035 Fund	a	15,716,107
*	The Vanguard Group	Vanguard Target Retirement 2025 Fund	a	15,462,144
*	The Vanguard Group	Vanguard Total Stock Market Index Fund: Inst'l Shr	a	13,828,623
*	The Vanguard Group	Vanguard Target Retirement 2045 Fund	a	12,361,330
*	The Vanguard Group	Vanguard Target Retirement 2040 Fund	a	12,015,248
*	The Vanguard Group	Vanguard Total International Stock Index Fund: Inst'l Shr	a	11,689,867
*	The Vanguard Group	Vanguard Wellington Fund Admiral Shares	a	11,121,700
*	The Vanguard Group	Vanguard Cash Reserves Federal MM Fund Admiral Shares	a	10,745,014
*	The Vanguard Group	Vanguard Windsor II Fund Admiral Shares	a	10,122,637
*	The Vanguard Group	Vanguard Target Retirement 2050 Fund	a	9,340,928
*	The Vanguard Group	Vanguard U.S. Growth Fund Investor Shares	a	8,519,787
*	The Vanguard Group	Vanguard Target Retirement 2020 Fund	a	7,443,503
*	The Vanguard Group	Vanguard Target Retirement 2055 Fund	a	6,677,518
*	The Vanguard Group	Vanguard Mid-Cap Index Fund Investor Shares	a	5,939,888
*	The Vanguard Group	Vanguard Target Retirement Income	a	5,712,944
*	The Vanguard Group	Vanguard Small-Cap Index Fund Investor Shares	a	4,703,783
*	The Vanguard Group	Vanguard Wellesley Income Fund Investor Shares	a	4,669,505
*	The Vanguard Group	Vanguard International Growth Fund Investor Shares	a	4,178,031
*	The Vanguard Group	Vanguard Explorer Fund Investor Shares	a	3,592,111
*	The Vanguard Group	Vanguard Target Retirement 2060 Fund	a	3,292,320
	PIMCO	PIMCO Total Return Fund, Administrative Class	a	1,755,622
	Fidelity Investments	Fidelity Value Fund; Retail Class	a	1,582,243
*	The Vanguard Group	Vanguard Target Retirement 2065 Fund	a	869,934
*	Ecovyst Inc.	Ecovyst Stock Fund	a	323,303
*	The Vanguard Group	Vanguard Target Retirement 2070 Fund	a	32,098
*	Notes receivable from participants	Interest rates from 4.25% to 9.50%	—	3,413,165
	Total			$282,958,239

* - Indicates a party-in-interest to the Plan
a - The cost of participant directed investments is not required to be disclosed